[LETTERHEAD]

February 11, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Definitive Proxy Materials for a Special Meeting of Shareholders

            Transamerica Income Shares, Inc. (the “Registrant”)

            1940 Act File No.: 811-02273

Dear Sir or Madam:

On behalf of the above-mentioned Registrant, we are filing today electronically through the EDGAR system, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, a definitive proxy statement, notice of special meeting of shareholders and form of proxy card (the “Proxy Materials”) relating to a Special Meeting of Shareholders of the Registrant scheduled to be held on March 18, 2011. The filing has been marked to indicate changes from the preliminary filing on January 31, 2011 (SEC Accession No. 0000930413-11-000570).

The Proxy Materials propose the approval of an investment sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and AEGON USA Investment Management, LLC (“AUIM”). AUIM is an affiliate of TAM.

The Registrant intends to mail definitive Proxy Materials to shareholders on or about February 11, 2011.

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1803.

Very truly yours,

/s/ Margaret A. Cullem-Fiore

Margaret A. Cullem-Fiore

Vice President and Senior Counsel

Transamerica Asset Management, Inc.

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